Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 10.     Commitments and Contingencies

Minimum Liquid Reserve (“MLR”)

State licensing authorities require the Company to maintain MLR balances in escrow accounts based upon certain financial calculations. This requirement mitigates the risk of a community failure, whereby the Company would be obligated to repay the balance of entrance fees to its residents. The reserve balance required by these state licensing authorities at June 30, 2026 was $96 million, which was met through $68 million of restricted cash held in escrow and $28 million of promissory notes. These promissory notes are issued between the Company and certain of its operating subsidiaries, which represents intercompany activity that is eliminated in the Combined and Consolidated Financial Statements.

Legal Proceedings

From time to time, the Company is a party to legal proceedings, lawsuits and other claims that arise in the ordinary course of the Company’s business. These matters typically relate to the following, among others, and include matters that pertain to operators’ management of the Company’s communities: (i) premises liability and other personal injury claims; (ii) resident care and professional liability matters, including allegations relating to quality of care, neglect, or violation of applicable health and safety regulations; and (iii) contract disputes with residents, service providers, or vendors. Many of these claims are covered, in whole or in part, by insurance policies maintained by the Parent, as further described below, subject to self-insured retentions, deductibles, and policy limits.

The Company monitors and evaluates all pending matters in consultation with legal counsel, risk management, insurance professionals, and its operators. The Company is not aware of any legal proceedings or claims that it believes may have, individually or taken together, a material effect on the Company’s financial condition, results of operations, or cash flows. The Company’s policy is to expense legal costs as they are incurred.

Operator Agreements

The Company has long-term management agreements with its operators under which base management fees and incentive management fees are payable to these operators (“Operator Fees”) if operating results exceed pre-established thresholds. Conversely, there are also provisions in the management agreements that reduce Operator Fees if operating results do not meet certain pre-established thresholds. Out-of-pocket expenses incurred on behalf of the Company by operators are subject to reimbursement from the Company. During the three months ended June 30, 2026 and 2025, the Company incurred management fees on its consolidated assets of $9 million and $7 million, respectively. During the six months ended June 30, 2026 and 2025, the Company incurred management fees on its consolidated assets of $17 million and $12 million, respectively. Management fees are recognized in operating expenses on the Combined and Consolidated Statements of Operations. For discussion of management fees payable to Healthpeak, refer to Note 18.

NOTE 10.    Commitments and Contingencies

Minimum Liquid Reserve

State licensing authorities require the Company to maintain MLR balances in escrow accounts based upon certain financial calculations. This requirement mitigates the risk of a community failure, whereby the Company would be obligated to repay the balance of entrance fees to its residents. The reserve balances required by these state licensing authorities at December 31, 2025 was $95 million, which was met through $43 million of restricted cash held in escrow and $52 million of promissory notes. These promissory notes are issued between the Company and certain of its operating subsidiaries, which represents intercompany activity that is eliminated in the Combined and Consolidated Financial Statements.

Legal Proceedings

From time to time, the Company is a party to legal proceedings, lawsuits and other claims that arise in the ordinary course of the Company’s business. These matters typically relate to the following, among others, and include matters that pertain to operators’ management of the Company’s communities: (i) premises liability and other personal injury claims; (ii) resident care and professional liability matters, including allegations relating to quality of care, neglect, or violation of applicable health and safety regulations; and (iii) contract disputes with residents, service providers, or vendors. Many of these claims are covered, in whole or in part, by insurance policies maintained by the Parent, as further described below, subject to self-insured retentions, deductibles, and policy limits.

The Company monitors and evaluates all pending matters in consultation with legal counsel, risk management, insurance professionals, and its operators. The Company is not aware of any legal proceedings or claims that it believes may have, individually or taken together, a material effect on the Company’s financial condition, results of operations, or cash flows. The Company’s policy is to expense legal costs as they are incurred.

Management Agreement

The Company has long-term management agreements with its operators under which base management fees and incentive management fees are payable to these operators if operating results exceed pre-established thresholds. Conversely, there are also provisions in the management agreements that reduce management fees payable to these operators if operating results do not meet certain pre-established thresholds. Out-of-pocket expenses incurred on behalf of the Company by operators are subject to reimbursement from the Company. During the years ended December 31, 2025 and 2024, the Company incurred management fees of $24 million and $21 million, respectively, which are recognized in operating expenses on the Combined and Consolidated Statements of Operations.

Environmental Costs

Various environmental laws govern certain aspects of the ongoing management and operation of the Company’s facilities, including those related to presence of asbestos-containing materials. The presence of, or the failure to manage and/or remediate, such materials may adversely affect the occupancy and performance of the Company’s facilities. The Company monitors its properties for the presence of such hazardous or toxic substances and is not aware of any environmental liability with respect to the properties that would have a material effect on the Company’s business, financial condition, or results of operations. The Company carries environmental insurance and believes that the policy terms, conditions, limitations, and deductibles are adequate and appropriate under the circumstances, given the relative risk of loss, the cost of such coverage, and current industry practice.

General Uninsured Losses

The Parent maintains, on behalf of the Company, various types of insurance to mitigate the impact of property, business interruption, liability (including claims arising from injuries to residents, patients, visitors, and professional service providers), workers’ compensation, flood, windstorm, earthquake, environmental, cyber, and terrorism related losses. The Parent attempts to obtain appropriate policy terms, conditions, limits, and deductibles considering the relative risk of loss, the cost of such coverage, and current industry practice. There are, however, certain types of extraordinary losses, such as those due to acts of war or other events that may be either uninsurable or not economically insurable. In addition, the Company has properties that may be exposed to earthquake, flood, and windstorm occurrences for which the related insurances carry high deductibles and have limits.

The Parent also maintains, on behalf of the Company, property insurance for all of its properties, including separate general and professional liability insurance for its consolidated properties and properties owned by the JV. Additionally, the Parent’s corporate general liability insurance program also extends coverage for all of its properties beyond the aforementioned. The Parent periodically reviews whether it or its operators will bear responsibility for maintaining the required insurance coverage for the applicable consolidated properties and properties owned by the JV, but the costs of such insurance are facility expenses paid from the revenues of those properties, regardless of who maintains the insurance.